Needham Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
Common Stocks (98.7%)
Aerospace & Defense (0.8%)
Parsons Corp. (a)	27,000	$905,580
Biotechnology (4.1%)
Gilead Sciences, Inc.	73,500	4,644,465
Moderna, Inc. (a)	1,200	84,900
		4,729,365
Building Products (0.2%)
Alpha Pro Tech, Ltd. (a)	8,500	125,630
DIRTT Environmental Solutions (Canada) (a)	71,500	113,685
		239,315
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. (a)	3,500	196,105
Communications Equipment (7.0%)
ADTRAN, Inc.	69,000	707,595
Cambium Networks Corp. (a)	90,000	1,518,300
Inseego Corp. (a)	20,000	206,400
KVH Industries, Inc. (a)	550,000	4,955,500
ViaSat, Inc. (a)(b)	19,500	670,605
		8,058,400
Electrical Equipment (4.7%)
Vicor Corp. (a)	70,000	5,441,100
Electronic Equipment, Instruments & Components (4.7%)
Arlo Technologies, Inc. (a)	40,000	210,400
Corning, Inc.	32,500	1,053,325
FARO Technologies, Inc. (a)	10,000	609,800
FLIR Systems, Inc.	7,500	268,875
Frequency Electronics, Inc. (a)	30,000	303,300
II-VI, Inc. (a)	15,000	608,400
IPG Photonics Corp. (a)	6,250	1,062,312
TTM Technologies, Inc. (a)	2,500	28,525
Vishay Intertechnology, Inc.	60,000	934,200
Vishay Precision Group, Inc. (a)	15,000	379,800
		5,458,937
Energy Equipment & Services (4.1%)
Aspen Aerogels, Inc. (a)	427,500	4,681,125
Entertainment (0.2%)
World Wrestling Entertainment, Inc.	4,500	182,115
Food Products (0.0%)
Vital Farms, Inc. (a)	1,000	40,530
Health Care Equipment & Supplies (7.5%)
Becton Dickinson & Co.	19,000	4,420,920
CryoLife, Inc. (a)	5,500	101,585
CryoPort, Inc. (a)	43,500	2,061,900
Medtronic PLC (Ireland)	20,000	2,078,400
		8,662,805
Health Care Providers & Services (0.7%)
Laboratory Corp. of America Holdings (a)	2,000	376,540
Quest Diagnostics, Inc.	3,750	429,337
		805,877
Health Care Technology (0.1%)
American Well Corp. (a)	2,253	66,779
Household Products (0.4%)
Oil-Dri Corp. of America	14,500	518,665
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	411,525
Interactive Media & Services (0.3%)
Alphabet, Inc. (a)	250	366,400
IT Services (3.6%)
Akamai Technologies, Inc. (a)(b)	33,500	3,703,090
BigCommerce Holdings, Inc. (a)	5,664	471,811
Rackspace Technology, Inc. (a)	1,150	22,184
		4,197,085
Life Sciences Tools & Services (8.9%)
Bruker Corp.	1,000	39,750
Thermo Fisher Scientific, Inc.(b)	23,250	10,265,340
		10,305,090
Media (4.4%)
Comcast Corp.	110,000	5,088,600
Oil, Gas & Consumable Fuels (0.2%)
Navigator Holdings, Ltd. (a)	27,500	229,900
Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.	1,250	302,163
Semiconductors & Semiconductor Equipment (28.3%) (d)
Applied Materials, Inc.	9,000	535,050
AXT, Inc. (a)	399,550	2,445,246
Entegris, Inc.	115,000	8,549,100
FormFactor, Inc. (a)	130,000	3,240,900
Lam Research Corp.	2,500	829,375
MKS Instruments, Inc.	22,500	2,457,675
Nova Measuring Instruments, Ltd. (Israel) (a)	50,000	2,607,000
PDF Solutions, Inc. (a)	450,000	8,419,500
Photronics, Inc. (a)	120,000	1,195,200
SiTime Corp. (a)	12,500	1,050,375
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	9,000	729,630
Veeco Instruments, Inc. (a)	50,000	583,500
		32,642,551
Software (7.2%)
The Trade Desk, Inc. - Class A (a)	5,000	2,593,900
8x8, Inc. (a)	31,550	490,603
Alteryx, Inc. (a)	1,500	170,325
Appian Corp. (a)	7,000	453,250
ChannelAdvisor Corp. (a)	37,500	542,625
Coupa Software, Inc. (a)	2,500	685,600
Duck Creek Technologies, Inc. (a)	4,723	214,566
Everbridge, Inc. (a)	11,500	1,445,895
FireEye, Inc. (a)	10,000	123,450
GSE Systems, Inc. (a)	24,029	24,990
Q2 Holdings, Inc. (a)	16,500	1,505,790
Sumo Logic, Inc. (a)	1,126	24,547
		8,275,541
Specialty Retail (5.8%)
CarMax, Inc. (a)	72,500	6,663,475
Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	10,800	1,250,748
Intevac, Inc. (a)	185,900	1,024,309
Super Micro Computer, Inc. (a)	97,500	2,574,000
Western Digital Corp.	1,500	54,825
		4,903,882
Trading Companies & Distributors (0.4%)
Air Lease Corp.	17,500	514,850
Total Common Stocks
(Cost $41,660,944)		$113,887,760

Short-Term Investments (1.2%)
Money Market Fund (1.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class 0.01% (c)
(Cost $1,347,198)	1,347,198	1,347,198

Total Investments (99.9%)
(Cost $43,008,142)		115,234,958
Total Securities Sold Short (-0.1%)		(124,350)
(Proceeds $37,275)
Other Assets in Excess of Liabilities (0.2%)		224,299
Net Assets (100.0%)		$115,334,907

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities shold short, aggregating a total market value of $1,970,015.
(c)	Rate shown is the seven-day yield as of September 30, 2020.
(d)	As of September 30, 2020, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
ADR	American Depositary Receipt

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	95.1%
	Canada	0.2%
	Taiwan	0.6%
	Ireland	1.8%
	Israel	2.3%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 1.2%

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2020 (Unaudited)

	Shares	Value
Securities Sold Short (-0.1%)
Communications Equipment (-0.1%)
Ubiquiti, Inc.	500	$83,330
Software (0.0%)
Dynatrace, Inc. *	1,000	41,020
Total Securities Sold Short (-0.1%)
(Proceeds $37,275)		$124,350

(a)	Non-income producing security.

Distribution of investments by country or territory of incorporation, as a percentage of Total Securities Sold Short, is as follows (Unaudited):
	Country	Short
	United States	100.0%
	Total	100.0%